Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
Note 12 Debt
Revolving Credit Agreement
At December 31, 2020, UScellular had a revolving credit agreement available for general corporate purposes. Amounts under the revolving credit agreement may be borrowed, repaid and reborrowed from time to time until maturity in March 2025. Interest expense representing commitment fees on the unused portion of the revolving line of credit was $1 million in each of 2020, 2019 and 2018. The commitment fees are based on the unsecured senior debt ratings assigned to UScellular by certain ratings agencies.

The following table summarizes the revolving credit agreement as of December 31, 2020:

(Dollars in millions)
Maximum borrowing capacity	$300
Letters of credit outstanding	$2
Amount borrowed	$—
Amount available for use	$298
Borrowings under the revolving credit agreement bear interest either at a London Inter-bank Offered Rate (LIBOR) plus 1.50% or at an alternative Base Rate as defined in the revolving credit agreement plus 0.50%, at UScellular’s option. UScellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by UScellular and approved by the lenders). UScellular’s credit spread and commitment fees on its revolving credit agreement may be subject to increase if its current credit rating from nationally recognized credit rating agencies is lowered, and may be subject to decrease if the rating is raised.
In connection with UScellular’s revolving credit agreement, TDS and UScellular entered into a subordination agreement together with the administrative agent for the lenders under UScellular’s revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from UScellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from UScellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105 million and (ii) refinancing indebtedness in excess of $250 million will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under UScellular’s revolving credit agreement. As of December 31, 2020, UScellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.
The continued availability of the revolving credit agreement requires UScellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing.
The revolving credit agreement includes the following financial covenants:
▪Consolidated Interest Coverage Ratio may not be less than 3.00 to 1.00 as of the end of any fiscal quarter.
▪Consolidated Leverage Ratio may not be greater than 3.25 to 1.00 as of the end of any fiscal quarter.
Certain UScellular wholly-owned subsidiaries have jointly and severally unconditionally guaranteed the payment and performance of the obligations of UScellular under the revolving credit agreement. Other subsidiaries that meet certain criteria will be required to provide a similar guaranty in the future. UScellular believes it was in compliance with all of the financial and other covenants and requirements set forth in its revolving credit agreement as of December 31, 2020.
Term Loan Agreement
At December 31, 2020, UScellular had a senior term loan credit agreement available for general corporate purposes. The term loan may be drawn in one or more advances by the one-year anniversary of the date of the agreement which is June 11, 2021; amounts not drawn by that time will cease to be available.
The following table summarizes the term loan credit agreement as of December 31, 2020:

(Dollars in millions)
Maximum borrowing capacity	$300
Amount borrowed	$83
Amount available for use	$217
Borrowings under the agreement bear interest at a rate of LIBOR plus 2.25%. Principal reductions are due and payable in quarterly installments of $0.75 million beginning in September 2021. The remaining unpaid balance will be due and payable in June 2027. In connection with UScellular’s term loan credit agreement, TDS and UScellular entered into a subordination agreement together with the administrative agent for the lenders under UScellular’s term loan credit agreement, which is substantially the same as the subordination agreement for UScellular as described above under the “Revolving Credit Agreement.” As of December 31, 2020, UScellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the term loan agreement pursuant to this subordination agreement.
The senior term loan credit agreement contains financial covenants and subsidiary guarantees that are consistent with the revolving credit agreements described above. UScellular believes that it was in compliance with all of the financial and other covenants and requirements set forth in its term loan credit agreement as of December 31, 2020.
Receivables Securitization Agreement
At December 31, 2020, UScellular had a receivables securitization agreement for securitized borrowings using its equipment installment receivables for general corporate purposes. Amounts under the receivables securitization agreement may be borrowed, repaid and reborrowed from time to time until maturity in December 2022, which may be extended from time to time as specified therein. The outstanding borrowings bear interest at floating rates. In April 2020, UScellular borrowed $125 million under its receivables securitization agreement. In October 2020, UScellular amended and restated its agreement to increase its total borrowing capacity to $300 million. In December 2020, UScellular repaid $100 million of the outstanding borrowing. As of December 31, 2020, the outstanding borrowings under the agreement were $25 million and the unused capacity was $275 million, subject to sufficient collateral to satisfy the asset borrowing base provisions of the agreement. As of December 31, 2020, the USCC Master Note Trust held $205 million of assets available to be pledged as collateral for the receivables securitization agreement. Interest expense representing commitment fees on the unused portion of the agreement was $1 million in each of 2020, 2019 and 2018.
In connection with entering into the receivables securitization agreement in 2017, UScellular formed a wholly-owned subsidiary, USCC Master Note Trust (Trust), which qualifies as a bankruptcy remote entity. Under the terms of the agreement, UScellular, through its subsidiaries, transfers eligible equipment installment receivables to the Trust. The Trust then utilizes the transferred assets as collateral for notes payables issued to third party financial institutions. Since UScellular retains effective control of the transferred assets in the Trust, any activity associated with this receivables securitization agreement will be treated as a secured borrowing. Therefore, UScellular will continue to report equipment installment receivables and any related balances on the Consolidated Balance Sheet. Cash received from borrowings under the receivables securitization agreement will be reported as Debt. Refer to Note 14 — Variable Interest Entities for additional information.
UScellular entered into a performance guaranty whereby UScellular guarantees the performance of certain wholly-owned subsidiaries of UScellular under the receivables securitization agreement.
The continued availability of the receivables securitization agreement requires UScellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and provide representations on certain matters at the time of each borrowing. The covenants include the same financial covenants for UScellular as described above under the “Revolving Credit Agreement.” UScellular believes that it was in compliance as of December 31, 2020, with all of the financial covenants and requirements set forth in its receivables securitization agreement.
Other Long-Term Debt
In August 2020, UScellular issued $500 million of 6.25% Senior Notes due 2069, and received cash proceeds of $483 million after payment of debt issuance costs of $17 million. These funds will be used for general corporate purposes.
In December 2020, UScellular issued $500 million of 5.5% Senior Notes due 2070, and received cash proceeds of $483 million after payment of debt issuance costs of $17 million. These funds will be used for general corporate purposes.
Long-term debt as of December 31, 2020 and 2019, was as follows:

				December 31, 2020			December 31, 2019
	Issuance date	Maturity date	Call date (any time on or after)	Principal Amount	Less Unamortized discounts and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in millions)
Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003 and June 2004	$544	$13	$531	$544	$13	$531
6.950%	May 2011	May 2060	May 2016	342	11	331	342	11	331
7.250%	Dec 2014	Dec 2063	Dec 2019	275	10	265	275	10	265
7.250%	Nov 2015	Dec 2064	Dec 2020	300	10	290	300	10	290
6.250%	Aug 2020	Sep 2069	Sep 2025	500	17	483	—	—	—
5.500%	Dec 2020	Mar 2070	Mar 2026	500	17	483	—	—	—
Term Loan				83	3	80	83	1	82
EIP Securitization				25	—	25	—	—	—
Finance lease obligations				3	—	3	4	—	4
Installment payment agreement				—	—	—	7	—	7
Total long-term debt				$2,572	$81	$2,491	$1,555	$45	$1,510
Long-term debt, current						$2			$8
Long-term debt, noncurrent						$2,489			$1,502
UScellular may redeem its 6.95% Senior Notes, 7.25% 2063 Senior Notes, 7.25% 2064 Senior Notes, 6.25% Senior Notes and 5.5% Senior Notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. UScellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.
Interest on the Senior Notes outstanding at December 31, 2020, is payable quarterly, with the exception of the 6.7% Senior Notes for which interest is payable semi-annually.
The annual requirements for principal payments on long-term debt are approximately $2 million, $28 million, $3 million, $3 million and $3 million for the years 2021 through 2025, respectively.
The covenants associated with UScellular’s long-term debt obligations, among other things, restrict UScellular’s ability, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.
UScellular’s long-term debt notes do not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in UScellular’s credit rating.